Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

August 31, 2020

CVS-QTLY-1020
1.805819.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 67.1%
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. 0.25% 3/1/26 (a)	$2,400	$4,348
Liberty Latin America Ltd. 2% 7/15/24	250	210
Liberty Media Corp. 2.25% 9/30/46	7,570	3,597
Vonage Holdings Corp. 1.75% 6/1/24	280	286
		8,441
Entertainment - 0.6%
Cinemark Holdings, Inc. 4.5% 8/15/25 (a)	180	231
Liberty Media Corp. 2.25% 12/1/48 (a)	1,366	1,494
Live Nation Entertainment, Inc.:
2% 2/15/25 (a)	1,125	1,007
2.5% 3/15/23	781	892
Pandora Media, Inc. 1.75% 12/1/23	843	955
World Wrestling Entertainment, Inc. 3.375% 12/15/23	779	1,470
Zynga, Inc. 0.25% 6/1/24	3,859	4,882
		10,931
Interactive Media & Services - 3.1%
Eventbrite, Inc. 5% 12/1/25 (a)	160	173
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (a)	3,495	5,055
IAC FinanceCo 3, Inc. 2% 1/15/30 (a)	3,470	5,319
IAC Financeco, Inc. 0.875% 10/1/22 (a)	3,486	8,925
Snap, Inc.:
0.25% 5/1/25 (a)	3,400	4,324
0.75% 8/1/26	3,302	4,179
Twitter, Inc. 0.25% 6/15/24	6,567	7,077
Zillow Group, Inc.:
0.75% 9/1/24 (a)	2,840	5,755
1.375% 9/1/26 (a)	1,508	3,091
1.5% 7/1/23	1,350	1,733
2% 12/1/21	1,750	2,853
2.75% 5/15/25	4,826	7,420
		55,904
Media - 3.6%
DISH Network Corp.:
2.375% 3/15/24	8,874	8,347
3.375% 8/15/26	29,264	28,862
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,305
GCI Liberty, Inc. 1.75% 9/30/46 (a)	4,323	7,232
Liberty Broadband Corp. 2.75% 9/30/50 (a)	4,410	4,688
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,348	4,274
Liberty Media Corp.:
1% 1/30/23	2,836	3,474
1.375% 10/15/23	4,463	5,145
2.125% 3/31/48 (a)	2,330	2,328
		65,655
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23	2,350	2,089
TOTAL COMMUNICATION SERVICES		143,020
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.0%
Veoneer, Inc. 4% 6/1/24	201	181
Automobiles - 8.0%
Tesla, Inc.:
1.25% 3/1/21	4,744	32,778
2% 5/15/24	10,428	83,611
2.375% 3/15/22	3,869	29,378
		145,767
Diversified Consumer Services - 0.7%
Chegg, Inc.:
0% 9/1/26 (a)	2,640	2,683
0.125% 3/15/25	4,709	7,234
0.25% 5/15/23	597	1,636
K12, Inc. 1.125% 9/1/27 (a)	160	161
		11,714
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc. 5% 5/1/25 (a)	93	136
Carnival Corp. 5.75% 4/1/23 (a)	5,329	9,564
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,950	1,939
NCL Corp. Ltd.:
5.375% 8/1/25 (a)	150	173
6% 5/15/24 (a)	119	172
Penn National Gaming, Inc. 2.75% 5/15/26	5,258	12,246
Royal Caribbean Cruises Ltd. 4.25% 6/15/23 (a)	200	243
		24,473
Internet & Direct Marketing Retail - 2.2%
Etsy, Inc.:
0% 3/1/23	1,682	5,554
0.125% 10/1/26 (a)	4,247	6,482
0.125% 9/1/27 (a)	4,520	4,599
Farfetch Ltd. 3.75% 5/1/27 (a)	1,524	3,000
MercadoLibre, Inc. 2% 8/15/28	2,638	7,140
Quotient Technology, Inc. 1.75% 12/1/22	710	687
The Booking Holdings, Inc.:
0.75% 5/1/25 (a)	5,400	7,317
0.9% 9/15/21	2,752	3,082
The RealReal, Inc. 3% 6/15/25 (a)	1,952	2,272
Wayfair LLC:
0.375% 9/1/22	110	309
1.125% 11/1/24	120	313
		40,755
Leisure Products - 0.3%
Callaway Golf Co. 2.75% 5/1/26 (a)	3,755	5,382
Specialty Retail - 1.2%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (a)	1,081	1,754
Burlington Stores, Inc. 2.25% 4/15/25 (a)	3,793	4,402
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	5,782	10,013
Guess?, Inc. 2% 4/15/24	121	91
National Vision Holdings, Inc. 2.5% 5/15/25 (a)	4,320	6,060
		22,320
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. 1.5% 6/1/24 (a)	700	816
TOTAL CONSUMER DISCRETIONARY		251,408
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Chefs' Warehouse Holdings 1.875% 12/1/24 (a)	250	185
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Oil States International, Inc. 1.5% 2/15/23	175	92
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)	20,000	600
		692
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. 4.25% 9/1/26 (a)	1,760	1,620
CNX Resources Corp. 2.25% 5/1/26 (a)	2,459	2,758
EQT Corp. 1.75% 5/1/26 (a)	1,716	2,195
Oasis Petroleum, Inc. 2.625% 9/15/23	305	53
PDC Energy, Inc. 1.125% 9/15/21	1,758	1,688
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)	2,727	3,311
SM Energy Co. 1.5% 7/1/21	150	140
Teekay Corp. 5% 1/15/23	180	146
		11,911
TOTAL ENERGY		12,603
FINANCIALS - 1.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38	200	166
Consumer Finance - 0.6%
LendingTree, Inc.:
0.5% 7/15/25 (a)	2,960	2,895
0.625% 6/1/22	1,959	3,081
PRA Group, Inc. 3.5% 6/1/23	4,629	5,495
		11,471
Diversified Financial Services - 0.3%
AXA SA 7.25% 5/15/21 (a)	5,343	5,310
Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (a)	180	171
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	1,376	1,321
4.75% 3/15/23	808	749
Exantas Capital Corp. 4.5% 8/15/22	202	181
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23	180	190
4.125% 9/1/22	600	954
RWT Holdings, Inc. 5.75% 10/1/25 (a)	800	688
Starwood Property Trust, Inc. 4.375% 4/1/23	1,000	958
		5,212
TOTAL FINANCIALS		22,159
HEALTH CARE - 9.7%
Biotechnology - 2.8%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (a)	1,900	2,062
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	1,464	1,560
1.25% 5/15/27 (a)	1,510	1,500
Bridgebio Pharma, Inc. 2.5% 3/15/27 (a)	1,400	1,384
Clovis Oncology, Inc.:
2.5% 9/15/21	879	792
4.5% 8/1/24 (a)	750	667
Coherus BioSciences, Inc. 1.5% 4/15/26 (a)	1,250	1,488
Exact Sciences Corp.:
0.375% 3/15/27	5,153	5,137
0.375% 3/1/28	6,010	5,537
1% 1/15/25	4,300	5,539
Flexion Therapeutics, Inc. 3.375% 5/1/24	237	197
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (a)	480	659
Inovio Pharmaceuticals, Inc. 6.5% 3/1/24	299	662
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	102	76
3.25% 7/1/23	186	153
Invitae Corp. 2% 9/1/24 (a)	505	708
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24	800	821
1.5% 6/15/26	800	828
2.25% 6/15/22	750	794
Isis Pharmaceuticals, Inc. 1% 11/15/21	3,397	3,662
Karyopharm Therapeutics, Inc. 3% 10/15/25	100	120
Natera, Inc. 2.25% 5/1/27 (a)	1,675	3,094
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,754	5,986
Novavax, Inc. 3.75% 2/1/23	128	151
PTC Therapeutics, Inc.:
1.5% 9/15/26 (a)	150	175
3% 8/15/22	100	114
Retrophin, Inc. 2.5% 9/15/25	200	175
Sarepta Therapeutics, Inc. 1.5% 11/15/24	2,997	6,402
		50,443
Health Care Equipment & Supplies - 4.2%
Cantel Medical Corp. 3.25% 5/15/25 (a)	550	798
CONMED Corp. 2.625% 2/1/24	1,646	1,923
DexCom, Inc.:
0.25% 11/15/25 (a)	8,612	9,159
0.75% 12/1/23	5,062	13,192
Envista Holdings Corp. 2.375% 6/1/25 (a)	3,650	4,986
Glaukos Corp. 2.75% 6/15/27 (a)	2,050	2,299
Insulet Corp.:
0.375% 9/1/26 (a)	4,831	5,854
1.375% 11/15/24	2,298	5,449
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (a)	2,430	2,296
Livanova U.S.A., Inc. 3% 12/15/25 (a)	4,024	4,309
Mesa Laboratories, Inc. 1.375% 8/15/25	1,970	2,120
Nevro Corp.:
1.75% 6/1/21	730	1,080
2.75% 4/1/25	1,448	2,199
NuVasive, Inc.:
0.375% 3/15/25 (a)	200	180
1% 6/1/23 (a)	1,575	1,543
2.25% 3/15/21	3,250	3,437
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)	5,253	6,804
Varex Imaging Corp. 4% 6/1/25 (a)	1,590	1,326
Wright Medical Group NV 2.25% 11/15/21	2,065	2,947
Wright Medical Group, Inc. 1.625% 6/15/23	3,465	3,617
		75,518
Health Care Providers & Services - 0.3%
1Life Healthcare, Inc. 3% 6/15/25 (a)	1,900	1,931
Anthem, Inc. 2.75% 10/15/42	1,099	4,310
PetIQ, Inc. 4% 6/1/26 (a)	150	210
		6,451
Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (a)	1,210	1,127
Health Catalyst, Inc. 2.5% 4/15/25 (a)	1,900	2,369
Livongo Health, Inc. 0.875% 6/1/25 (a)	1,540	2,957
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	1,604	1,609
Teladoc Health, Inc.:
1.25% 6/1/27 (a)	10,135	12,723
1.375% 5/15/25	1,146	4,604
		25,389
Life Sciences Tools & Services - 0.6%
Illumina, Inc.:
0% 8/15/23	2,234	2,480
0.5% 6/15/21	1,813	2,610
Nanostring Technologies, Inc. 2.625% 3/1/25 (a)	750	844
NeoGenomics, Inc. 1.25% 5/1/25	1,500	1,917
Repligen Corp. 0.375% 7/15/24	2,430	3,601
		11,452
Pharmaceuticals - 0.4%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (a)	1,410	1,109
Collegium Pharmaceutical, Inc. 2.625% 2/15/26	910	862
Innoviva, Inc.:
2.125% 1/15/23	800	777
2.5% 8/15/25	150	151
Jazz Investments I Ltd.:
1.5% 8/15/24	85	84
1.875% 8/15/21	172	173
2% 6/15/26 (a)	170	193
Omeros Corp. 5.25% 2/15/26	170	157
Pacira Biosciences, Inc.:
0.75% 8/1/25 (a)	1,640	1,815
2.375% 4/1/22	800	934
Revance Therapeutics, Inc. 1.75% 2/15/27 (a)	178	200
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	180	166
Theravance Biopharma, Inc. 3.25% 11/1/23	170	160
Tricida, Inc. 3.5% 5/15/27 (a)	274	176
		6,957
TOTAL HEALTH CARE		176,210
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,440	4,022
Kaman Corp. 3.25% 5/1/24	175	179
Parsons Corp. 0.25% 8/15/25 (a)	5,970	5,982
		10,183
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. 1.125% 10/15/24	7,131	7,592
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24	3,230	3,800
		11,392
Airlines - 0.9%
Southwest Airlines Co. 1.25% 5/1/25	12,139	16,112
Spirit Airlines, Inc. 4.75% 5/15/25	96	150
		16,262
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23	3,180	3,107
Construction & Engineering - 0.3%
Dycom Industries, Inc. 0.75% 9/15/21	2,458	2,372
Granite Construction, Inc. 2.75% 11/1/24 (a)	4,801	3,943
		6,315
Electrical Equipment - 0.3%
Bloom Energy Corp. 2.5% 8/15/25 (a)	160	182
Plug Power, Inc. 3.75% 6/1/25 (a)	1,890	4,960
		5,142
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (a)	1,700	2,261
Fortive Corp. 0.875% 2/15/22	147	147
Greenbrier Companies, Inc. 2.875% 2/1/24	151	137
Meritor, Inc. 3.25% 10/15/37	634	676
Middleby Corp. 1% 9/1/25 (a)	180	186
		3,407
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23	2,580	3,326
Road & Rail - 0.1%
Lyft, Inc. 1.5% 5/15/25 (a)	2,300	2,488
TOTAL INDUSTRIALS		61,622
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.9%
Applied Optoelectronics, Inc. 5% 3/15/24	814	745
CalAmp Corp. 2% 8/1/25	189	153
Inseego Corp. 3.25% 5/1/25	150	156
InterDigital, Inc. 2% 6/1/24	160	167
Liberty Media Corp. 3.5% 1/15/31	4,050	3,332
Lumentum Holdings, Inc.:
0.25% 3/15/24	3,103	4,790
0.5% 12/15/26 (a)	6,605	7,502
Viavi Solutions, Inc.:
1% 3/1/24	120	146
1.75% 6/1/23	150	176
		17,167
Electronic Equipment & Components - 0.5%
II-VI, Inc. 0.25% 9/1/22	4,148	4,874
Insight Enterprises, Inc. 0.75% 2/15/25	1,764	1,907
Knowles Corp. 3.25% 11/1/21	1,200	1,265
TTM Technologies, Inc. 1.75% 12/15/20	1,505	1,788
		9,834
IT Services - 5.9%
Akamai Technologies, Inc.:
0.125% 5/1/25	14,768	19,677
0.375% 9/1/27 (a)	11,239	13,200
Euronet Worldwide, Inc. 0.75% 3/15/49	2,176	2,170
i3 Verticals LLC 1% 2/15/25 (a)	175	158
KBR, Inc. 2.5% 11/1/23	1,205	1,444
Limelight Networks, Inc. 3.5% 8/1/25 (a)	2,435	2,457
MongoDB, Inc.:
0.25% 1/15/26 (a)	3,736	4,908
0.75% 6/15/24	415	1,420
Okta, Inc.:
0.125% 9/1/25 (a)	6,382	8,478
0.375% 6/15/26 (a)	5,380	6,188
Perficient, Inc.:
1.25% 8/1/25 (a)	730	784
2.375% 9/15/23	670	875
Sabre GLBL, Inc. 4% 4/15/25 (a)	96	117
Square, Inc.:
0.125% 3/1/25 (a)	5,298	8,045
0.375% 3/1/22	418	2,909
0.5% 5/15/23	3,847	8,141
Twilio, Inc. 0.25% 6/1/23	1,596	6,076
Unisys Corp. 5.5% 3/1/21	121	160
Wix.com Ltd.:
0% 7/1/23	7,023	14,907
0% 8/15/25 (a)	4,985	5,330
		107,444
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,918	21,696
Cree, Inc.:
0.875% 9/1/23	5,210	6,428
1.75% 5/1/26 (a)	4,500	6,834
Enphase Energy, Inc. 0.25% 3/1/25 (a)	2,400	2,907
Impinj, Inc. 2% 12/15/26 (a)	220	206
Inphi Corp.:
0.75% 9/1/21	1,950	3,978
0.75% 4/15/25 (a)	2,496	3,034
1.125% 12/1/20	717	2,023
Microchip Technology, Inc.:
1.625% 2/15/25	10,630	25,102
1.625% 2/15/27	4,225	6,724
2.25% 2/15/37	4,332	6,735
Micron Technology, Inc. 3.125% 5/1/32	1,508	6,838
ON Semiconductor Corp.:
1% 12/1/20	4,215	5,016
1.625% 10/15/23	4,645	5,990
Rambus, Inc. 1.375% 2/1/23	780	802
Silicon Laboratories, Inc. 1.375% 3/1/22	120	148
SMART Global Holdings, Inc. 2.25% 2/15/26 (a)	900	803
Synaptics, Inc. 0.5% 6/15/22	800	1,021
Teradyne, Inc. 1.25% 12/15/23	1,970	5,360
Veeco Instruments, Inc. 3.75% 6/1/27 (a)	150	160
		111,805
Software - 14.9%
2U, Inc. 2.25% 5/1/25 (a)	2,500	4,111
8x8, Inc. 0.5% 2/1/24	869	823
Altair Engineering, Inc. 0.25% 6/1/24	810	899
Alteryx, Inc.:
0.5% 8/1/24	1,762	1,785
1% 8/1/26	2,120	2,148
Atlassian, Inc. 0.625% 5/1/23	3,635	8,615
Avaya Holdings Corp. 2.25% 6/15/23	180	166
Benefitfocus, Inc. 1.25% 12/15/23	214	167
BlackLine, Inc. 0.125% 8/1/24	2,579	3,480
Cerence, Inc. 3% 6/1/25 (a)	3,450	5,532
Cloudflare, Inc. 0.75% 5/15/25 (a)	540	695
Coupa Software, Inc.:
0.125% 6/15/25	3,175	6,721
0.375% 1/15/23	144	1,058
0.375% 6/15/26 (a)	10,211	13,359
CyberArk Software Ltd. 0% 11/15/24 (a)	881	882
Datadog, Inc. 0.125% 6/15/25 (a)	150	179
DocuSign, Inc. 0.5% 9/15/23	2,371	7,386
Everbridge, Inc.:
0.125% 12/15/24 (a)	3,373	4,953
1.5% 11/1/22	631	2,788
FireEye, Inc.:
0.875% 6/1/24	4,347	4,264
1.625% 6/1/35	4,090	3,927
Five9, Inc.:
0.125% 5/1/23	51	158
0.5% 6/1/25 (a)	4,450	5,347
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,328
HubSpot, Inc.:
0.25% 6/1/22	796	2,517
0.375% 6/1/25 (a)	2,930	3,788
j2 Global, Inc.:
1.75% 11/1/26 (a)	188	168
3.25% 6/15/29	1,950	2,252
LivePerson, Inc. 0.75% 3/1/24	6,512	10,853
Model N, Inc. 2.625% 6/1/25 (a)	2,875	3,931
New Relic, Inc. 0.5% 5/1/23	70	68
Nuance Communications, Inc.:
1% 12/15/35	5,705	7,648
1.25% 4/1/25	5,724	9,312
Nutanix, Inc. 0% 1/15/23	361	356
Pagerduty, Inc. 1.25% 7/1/25 (a)	3,120	3,446
Palo Alto Networks, Inc.:
0.375% 6/1/25 (a)	12,697	13,837
0.75% 7/1/23	12,992	15,081
Pegasystems, Inc. 0.75% 3/1/25 (a)	4,693	5,532
Pluralsight, Inc. 0.375% 3/1/24	200	180
Proofpoint, Inc. 0.25% 8/15/24	4,592	4,656
Q2 Holdings, Inc.:
0.75% 2/15/23	1,585	2,821
0.75% 6/1/26	6,868	8,740
Rapid7, Inc.:
1.25% 8/1/23	2,145	3,492
2.25% 5/1/25 (a)	2,300	2,974
RealPage, Inc.:
1.5% 11/15/22	1,896	2,970
1.5% 5/15/25	2,220	2,391
RingCentral, Inc.:
0% 3/15/23	544	1,948
0% 3/1/25 (a)	5,867	6,476
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	7,636	11,576
ServiceNow, Inc. 0% 6/1/22	3,362	12,011
Slack Technologies, Inc. 0.5% 4/15/25 (a)	2,975	3,855
Splunk, Inc.:
0.5% 9/15/23	5,100	7,942
1.125% 9/15/25	3,992	6,413
1.125% 6/15/27 (a)	2,540	2,968
Varonis Systems, Inc. 1.25% 8/15/25 (a)	1,200	1,808
Verint Systems, Inc. 1.5% 6/1/21	300	302
Workday, Inc. 0.25% 10/1/22	8,155	13,691
Workiva, Inc. 1.125% 8/15/26 (a)	943	963
Zendesk, Inc.:
0.25% 3/15/23	109	177
0.625% 6/15/25 (a)	6,900	7,939
Zscaler, Inc. 0.125% 7/1/25 (a)	1,600	1,926
		269,779
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23	130	125
Western Digital Corp. 1.5% 2/1/24	217	209
		334
TOTAL INFORMATION TECHNOLOGY		516,363
MATERIALS - 0.6%
Chemicals - 0.0%
Livent Corp. 4.125% 7/15/25 (a)	170	205
Metals & Mining - 0.6%
Allegheny Technologies, Inc. 3.5% 6/15/25 (a)	1,470	1,380
Cleveland-Cliffs, Inc. 1.5% 1/15/25	174	177
Endeavour Mining Corp. 3% 2/15/23 (a)	3,160	4,041
SSR Mining, Inc. 2.5% 4/1/39	3,335	4,852
United States Steel Corp. 5% 11/1/26 (a)	208	168
		10,618
TOTAL MATERIALS		10,823
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (a)	230	172
Extra Space Storage LP 3.125% 10/1/35 (a)	2,650	3,074
IH Merger Sub LLC 3.5% 1/15/22	1,900	2,512
iStar Financial, Inc. 3.125% 9/15/22	1,700	1,823
National Health Investors, Inc. 3.25% 4/1/21	900	938
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	250	277
		8,796
Real Estate Management & Development - 0.0%
Redfin Corp. 1.75% 7/15/23	270	445
TOTAL REAL ESTATE		9,241
UTILITIES - 0.8%
Electric Utilities - 0.4%
NRG Energy, Inc. 2.75% 6/1/48	6,045	6,427
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (a)	1,160	1,189
NextEra Energy Partners LP 1.5% 9/15/20	5,962	6,796
		7,985
TOTAL UTILITIES		14,412

TOTAL CONVERTIBLE BONDS		1,218,046

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	8,185	5,320
TOTAL CORPORATE BONDS
(Cost $890,458)		1,223,366
	Shares	Value (000s)

Common Stocks - 15.1%
COMMUNICATION SERVICES - 2.4%
Entertainment - 0.4%
The Walt Disney Co.	55,100	7,266
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (d)	11,200	18,251
Facebook, Inc. Class A (d)	61,200	17,944
		36,195

TOTAL COMMUNICATION SERVICES		43,461

CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment, Inc. (d)	260,994	11,954
Kambi Group PLC (d)	188,141	5,094
		17,048
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (d)	1,800	6,212

TOTAL CONSUMER DISCRETIONARY		23,260

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
Walmart, Inc.	75,900	10,539
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Ardmore Shipping Corp.	296,765	1,098
DHT Holdings, Inc. (e)	8,138,093	43,051
Euronav NV (e)	4,076,942	37,182
Frontline Ltd. (NY Shares) (e)	1,766,619	14,062
		95,393
FINANCIALS - 0.6%
Capital Markets - 0.6%
Lazard Ltd. Class A	321,200	10,172
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Alder Biopharmaceuticals, Inc. rights (c)(d)	103,495	91
Regeneron Pharmaceuticals, Inc. (d)	6,500	4,030
		4,121
Health Care Equipment & Supplies - 0.2%
DexCom, Inc. (d)	7,568	3,220

TOTAL HEALTH CARE		7,341

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
Maxar Technologies, Inc.	263,300	6,095
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (d)	169,000	4,296

TOTAL INDUSTRIALS		10,391

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.8%
Ciena Corp. (d)	117,900	6,693
Cisco Systems, Inc.	88,500	3,736
Ericsson (B Shares) sponsored ADR	341,800	3,982
		14,411
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.	11,442	3,848
Microchip Technology, Inc.	23,135	2,538
Micron Technology, Inc. (d)	155,500	7,077
NVIDIA Corp.	26,000	13,909
NXP Semiconductors NV	65,000	8,174
		35,546
Software - 0.6%
Microsoft Corp.	45,400	10,239

TOTAL INFORMATION TECHNOLOGY		60,196

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	61,691	10,071
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	186,444	3,585
TOTAL COMMON STOCKS
(Cost $256,618)		274,409

Convertible Preferred Stocks - 16.7%
COMMUNICATION SERVICES - 2.2%
Wireless Telecommunication Services - 2.2%
T-Mobile U.S., Inc. (a)(d)	36,000	39,441
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.5%
Aptiv PLC Series A 5.50%	78,800	8,621
Internet & Direct Marketing Retail - 0.4%
Chewy, Inc. 6.50% (a)(d)	5,100	7,416

TOTAL CONSUMER DISCRETIONARY		16,037

CONSUMER STAPLES - 0.4%
Food Products - 0.2%
Bunge Ltd. 4.875%	42,600	4,027
Household Products - 0.2%
Energizer Holdings, Inc. 7.50%	33,800	3,302

TOTAL CONSUMER STAPLES		7,329

FINANCIALS - 0.6%
Banks - 0.0%
Bank of America Corp. Series L, 7.25% (d)	89	133
Wells Fargo & Co. 7.50%	143	197
		330
Capital Markets - 0.6%
KKR & Co. LP Series C 6.00% (d)	195,500	10,561
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25% (d)	9,800	235

TOTAL FINANCIALS		11,126

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co. 6.50%	271,400	14,550
Boston Scientific Corp. Series A 5.50%	95,800	11,208
Danaher Corp.:
4.75%	13,200	18,927
Series B 5.00%	11,150	13,741
		58,426
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%	39,200	2,040
Life Sciences Tools & Services - 0.5%
Avantor, Inc. Series A 6.25%	120,200	8,820
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. 5.00%	4,400	203

TOTAL HEALTH CARE		69,489

INDUSTRIALS - 0.8%
Machinery - 0.8%
Colfax Corp. 5.75% (d)	32,400	4,596
Fortive Corp. Series A, 5.00%	4,490	4,107
Stanley Black & Decker, Inc. Series D 5.25%	66,300	6,695
		15,398
INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.3%
II-VI, Inc. Series A 6.00% (d)	23,500	4,876
IT Services - 0.2%
Sabre Corp. Series A 6.50% (d)	37,500	3,694
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc. Series A 8.00%	34,000	41,939

TOTAL INFORMATION TECHNOLOGY		50,509

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 6.00%	3,400	155
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
QTS Realty Trust, Inc. 6.50%	20,500	3,115
UTILITIES - 5.0%
Electric Utilities - 3.1%
American Electric Power Co., Inc.:
6.125%	110,200	5,368
6.125% (d)	29,900	1,450
NextEra Energy, Inc.:
4.872%	346,900	18,955
5.279%	359,800	17,209
PG&E Corp. (d)	73,200	7,121
Southern Co. 6.75%	137,000	6,181
		56,284
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	4,600	175
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	84,750	5,021
Series B, 7.00%	5,100	193
Dominion Energy, Inc. 7.25%	106,500	10,715
DTE Energy Co. 6.25%	127,800	5,929
Sempra Energy:
6.75%	26,600	2,711
Series A, 6.00%	84,500	8,615
		33,184
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%	24,500	1,376

TOTAL UTILITIES		91,019

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $276,147)		303,618

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.12% (f)	15,813,235	15,816
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	22,940,237	22,943
TOTAL MONEY MARKET FUNDS
(Cost $38,759)		38,759
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,461,982)		1,840,152
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(24,656)
NET ASSETS - 100%		$1,815,496

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $481,801,000 or 26.5% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$368
Fidelity Securities Lending Cash Central Fund	99
Total	$467

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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